Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Accounts payable	$ 6,731		$ 6,953	$ 5,048
Cost of revenue	13,918	$ 13,518	54,317	48,144	$ 60,159
Accounts receivable, net of allowance for expected credit losses	28,258		32,141	25,414
Tufts
Related party transactions
Accounts payable	0		0
Harvard University
Related party transactions
Accounts payable	0		0
Related party revenue	300		2,200	1,300	700
Cost of revenue	0	$ 0	300	$ 300	$ 0
Accounts receivable, net of allowance for expected credit losses	$ 600		$ 0